Loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 5,715,556	$ 4,959,573
Banking and financial institutions [Member]
Loans	2,192,023	2,164,163
Industrial [Member]
Loans	1,108,223	967,929
Oil and Petroleum Derived Products [Member]
Loans	894,368	645,875
Agriculture [Member]
Loans	853,377	730,119
Mining Properties and Mineral Rights [Member]
Loans	22,122	37,723
Service [Member]
Loans	210,925	264,895
Sovereign [Member]
Loans	100,370	27,266
Other Industry [Member]
Loans	$ 334,148	$ 121,603